SEGMENT INFORMATION - Income Statement Captions by Segment (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Revenues	$ 22,823,000,000	$ 7,960,000,000	$ 6,753,000,000
Direct operating costs	(21,876,000,000)	(7,386,000,000)	(6,132,000,000)
General and administrative expenses	(340,000,000)	(269,000,000)	(224,000,000)
Equity accounted Company EBITDA	108,000,000	167,000,000	115,000,000
Company EBITDA attributable to others	(475,000,000)	(232,000,000)	(214,000,000)
Company EBITDA	240,000,000	240,000,000	298,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	244,000,000		40,000,000
Interest expense	(202,000,000)	(90,000,000)	(65,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(17,000,000)	(9,000,000)	(11,000,000)
Current income taxes	(30,000,000)	(25,000,000)	(49,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	17,000,000	27,000,000	51,000,000
Company FFO	252,000,000	200,000,000	264,000,000
Depreciation and amortization expense	(371,000,000)	(286,000,000)	(257,000,000)
Realized disposition gain/(loss), net	267,000,000	57,000,000	269,000,000
Realized disposition (gain)/loss recorded in prior periods	23,000,000
Impairment expense, net	(39,000,000)	(261,000,000)	(95,000,000)
Gain on acquisitions			229,000,000
Other income (expenses), net	(108,000,000)	(11,000,000)	70,000,000
Deferred income taxes	22,000,000	41,000,000	(5,000,000)
Non-cash items attributable to equity accounted investments	(22,000,000)	(90,000,000)	(100,000,000)
Non-cash items attributable to others	267,000,000	378,000,000	102,000,000
Profit (loss), attributable to ordinary equity holders of parent entity	24,000,000	(29,000,000)	208,000,000
Equity accounted income, net	69,000,000	68,000,000	4,000,000
Interest of others in operating subsidiaries	191,000,000	(173,000,000)	61,000,000
Business services
Disclosure of operating segments [line items]
Revenues	16,224,000,000	2,006,000,000	1,691,000,000
Direct operating costs	(15,864,000,000)	(1,818,000,000)	(1,528,000,000)
General and administrative expenses	(135,000,000)	(98,000,000)	(92,000,000)
Equity accounted Company EBITDA	28,000,000	23,000,000	22,000,000
Company EBITDA attributable to others	(170,000,000)	(44,000,000)	(21,000,000)
Company EBITDA	83,000,000	69,000,000	72,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	17,000,000		40,000,000
Interest expense	(47,000,000)	(14,000,000)	(13,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Current income taxes	(21,000,000)	(12,000,000)	(20,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	34,000,000	11,000,000	4,000,000
Company FFO	66,000,000	54,000,000	83,000,000
Depreciation and amortization expense	(74,000,000)	(33,000,000)	(34,000,000)
Realized disposition gain/(loss), net		0
Business services | Facilities Management
Disclosure of operating segments [line items]
Revenues	1,775,000,000	1,294,000,000	873,000,000
Business services | Road Fuel Distribution and Marketing
Disclosure of operating segments [line items]
Revenues	13,842,000,000
Business services | Residential Real Estate Services
Disclosure of operating segments [line items]
Revenues	108,000,000	619,000,000	740,000,000
Business services | Logistics
Disclosure of operating segments [line items]
Revenues	447,000,000
Business services | Financial Advisory
Disclosure of operating segments [line items]
Revenues	32,000,000	64,000,000	61,000,000
Business services | Other
Disclosure of operating segments [line items]
Revenues	20,000,000	29,000,000	17,000,000
Construction services
Disclosure of operating segments [line items]
Revenues	4,650,000,000	4,387,000,000	3,833,000,000
Direct operating costs	(4,584,000,000)	(4,235,000,000)	(3,670,000,000)
General and administrative expenses	(47,000,000)	(48,000,000)	(45,000,000)
Equity accounted Company EBITDA	0	0	3,000,000
Company EBITDA attributable to others	1,000,000	0	(1,000,000)
Company EBITDA	20,000,000	104,000,000	120,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	2,000,000		0
Interest expense	0	(1,000,000)	(2,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Current income taxes	5,000,000	(8,000,000)	(20,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	(1,000,000)	(1,000,000)	0
Company FFO	26,000,000	94,000,000	98,000,000
Depreciation and amortization expense	(24,000,000)	(19,000,000)	(21,000,000)
Realized disposition gain/(loss), net		0
Industrial operations
Disclosure of operating segments [line items]
Revenues	1,662,000,000	1,280,000,000	892,000,000
Direct operating costs	(1,228,000,000)	(1,160,000,000)	(744,000,000)
General and administrative expenses	(93,000,000)	(89,000,000)	(67,000,000)
Equity accounted Company EBITDA	1,000,000	0	0
Company EBITDA attributable to others	(255,000,000)	(20,000,000)	(57,000,000)
Company EBITDA	87,000,000	11,000,000	24,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	237,000,000		0
Interest expense	(128,000,000)	(44,000,000)	(25,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Current income taxes	(28,000,000)	(4,000,000)	(8,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	(36,000,000)	11,000,000	23,000,000
Company FFO	132,000,000	6,000,000	14,000,000
Depreciation and amortization expense	(175,000,000)	(120,000,000)	(54,000,000)
Realized disposition gain/(loss), net		32,000,000
Energy
Disclosure of operating segments [line items]
Revenues	280,000,000	286,000,000	337,000,000
Direct operating costs	(197,000,000)	(173,000,000)	(190,000,000)
General and administrative expenses	(20,000,000)	(17,000,000)	(20,000,000)
Equity accounted Company EBITDA	79,000,000	144,000,000	90,000,000
Company EBITDA attributable to others	(51,000,000)	(168,000,000)	(135,000,000)
Company EBITDA	91,000,000	72,000,000	82,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	(12,000,000)		0
Interest expense	(26,000,000)	(30,000,000)	(25,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(17,000,000)	(9,000,000)	(11,000,000)
Current income taxes	(4,000,000)	(1,000,000)	(1,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	20,000,000	6,000,000	24,000,000
Company FFO	52,000,000	63,000,000	69,000,000
Depreciation and amortization expense	(98,000,000)	(114,000,000)	(148,000,000)
Realized disposition gain/(loss), net		25,000,000
Corporate and Other
Disclosure of operating segments [line items]
Revenues	7,000,000	1,000,000	0
Direct operating costs	(3,000,000)	0	0
General and administrative expenses	(45,000,000)	(17,000,000)	0
Equity accounted Company EBITDA	0	0	0
Company EBITDA attributable to others	0	0	0
Company EBITDA	(41,000,000)	(16,000,000)	0
Realized disposition gain/(loss), less portion recorded in prior periods, net	0		0
Interest expense	(1,000,000)	(1,000,000)	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Current income taxes	18,000,000	0	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0
Company FFO	(24,000,000)	(17,000,000)	0
Depreciation and amortization expense	$ 0	0	$ 0
Realized disposition gain/(loss), net		$ 0